Investment in Associate - Schedule of Financial Information of Investment in VISEN (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial position
Non-current assets	€ 65,565	€ 26,061
Current assets	611,167	292,907
Non-current liabilities	31,628
Current liabilities	€ 47,990	38,918
Visen Pharmaceuticals [member]
Visen Pharmaceuticals
Principal place of business	China
Ownership	50.00%
Profit or loss
Profit / (loss) for the year	€ (16,226)	(642)
Financial position
Non-current assets	23,291	34,819
Current assets	32,446	34,155
Non-current liabilities	250	0
Current liabilities	€ 1,667	€ 9